Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information
Segment Information

26.Segment Information

Reportable segments are those that are based on the Group’s method of internal reporting.

The Group is organized on the basis of services and products. The Group’s segments are strategic business units that offer different entertainment services and products. The Group’s reportable segments are as follows:

Cable

The Cable segment includes the operation of cable multiple systems covering the Mexico City metropolitan area, Monterrey and suburban areas, and over 200 other cities of Mexico; and the operation of telecommunication facilities through a fiber-optic network that covers the most important cities and economic regions of Mexico and the cities of San Antonio and San Diego in the United States (Bestel).

The cable multiple system businesses derive revenues from cable subscribers, principally from basic and premium television services subscription, pay- per-view fees, installation fees, Internet services subscription, telephone and mobile services subscription as well as from local and national advertising sales.

The telecommunication facilities business derives revenues from providing data and long-distance services solutions to carriers and other telecommunications service providers through its fiber-optic network.

Sky

The Sky segment includes DTH broadcast satellite pay television services in Mexico, Central America and the Dominican Republic. Sky revenues are primarily derived from program services, installation fees and equipment rental to subscribers, and national advertising sales.

Content

The Content segment categorizes the Group’s sources of content revenue as follows: (a) Advertising; (b) Network Subscription Revenue; and (c) Licensing and Syndication. Given the cost structure of the Group’s Content business, operating segment income is reported as a single line item.

The Advertising revenue is derived primarily from the sale of advertising time on the Group’s television broadcast operations, which include the production of television programming and broadcasting of Channels 2, 4, 5 and 9 (“television networks”), as well as the sale of advertising time on programs provided to pay television companies in Mexico and advertising revenue in the Group’s Internet business and the production of television programming and broadcasting for local television stations in Mexico. The broadcasting of television networks is performed by television repeater stations in Mexico, which are wholly-owned, majority-owned or minority-owned by the Group or otherwise affiliated with the Group’s networks.

The Network Subscription revenue is derived from domestic and international programming services provided to independent cable television systems in Mexico and the Group’s direct-to-home (“DTH”) satellite and cable television businesses. These programming services for cable and pay-per- view television companies are provided in Mexico, other countries in Latin America, the United States and Europe. The programming services consist of both programming produced by the Group and programming produced by others.

The Licensing and Syndication revenue is derived from international program licensing and syndication fees. The Group’s television programming is licensed and syndicated to customers abroad, including Univision.

Other Businesses

The Other Businesses segment includes the Group’s domestic operations in sports and show business promotion, soccer, feature film production and distribution, gaming, publishing and publishing distribution . Through the third quarter of 2019, the Radio business was classified in the Group's Other Businesses segment. Beginning in the fourth quarter of 2019, the Radio operating results were classified as held-for-sale operations through June 30, 2020, and as disposed operations following the disposition of this business in July 2020 (see Notes 2 (b) and 3).

The table below presents information by segment and a reconciliation to consolidated total for the years ended December 31, 2020, 2019 and 2018:

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2020:
Cable	Ps.	45,367,108	Ps.	710,357	Ps.	44,656,751	Ps.	18,898,301
Sky		22,134,701		581,270		21,553,431		9,135,346
Content		32,613,007		4,679,805		27,933,202		12,360,797
Other Businesses		4,276,074		1,281,096		2,994,978		116,480
Segment totals		104,390,890		7,252,528		97,138,362		40,510,924
Reconciliation to consolidated amounts:
Disposed operations (see Note 3)		223,272		—		223,272		(3,991)
Eliminations and corporate expenses		(7,252,528)		(7,252,528)		—		(1,954,406)
Depreciation and amortization expense		—		—		—		(21,260,787)
Consolidated net sales and income before other income		97,361,634		—		97,361,634		17,291,740	(1)
Other income, net		—		—		—		233,628
Consolidated net sales and operating income	Ps.	97,361,634	Ps.	—	Ps.	97,361,634	Ps.	17,525,368	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2019:
Cable	Ps.	41,701,982	Ps.	591,618	Ps.	41,110,364	Ps.	17,797,571
Sky		21,347,078		437,275		20,909,803		9,121,221
Content		35,060,534		3,589,407		31,471,127		12,649,135
Other Businesses		8,200,212		772,793		7,427,419		1,464,249
Segment totals		106,309,806		5,391,093		100,918,713		41,032,176
Reconciliation to consolidated amounts:
Disposed operations (see Note 3)		841,437		2,969		838,468		258,885
Eliminations and corporate expenses		(5,394,062)		(5,394,062)		—		(1,960,648)
Depreciation and amortization expense		—		—		—		(21,008,796)
Consolidated net sales and income before other expense		101,757,181		—		101,757,181		18,321,617	(1)
Other expense, net		—		—		—		(1,316,587)
Consolidated net sales and operating income	Ps.	101,757,181	Ps.	—	Ps.	101,757,181	Ps.	17,005,030	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2018:
Cable	Ps.	36,233,042	Ps.	560,186	Ps.	35,672,856	Ps.	15,302,500
Sky		22,002,216		420,979		21,581,237		9,767,329
Content		39,223,668		3,162,091		36,061,577		14,855,109
Other Businesses (3)		7,715,489		661,422		7,054,067		410,486
Segment totals		105,174,415		4,804,678		100,369,737		40,335,424
Reconciliation to consolidated amounts:
Disposed operations (see Note 3)		920,009		7,413		912,596		343,799
Eliminations and corporate expenses		(4,812,091)		(4,812,091)		—		(2,154,747)
Depreciation and amortization expense		—		—		—		(19,834,202)
Consolidated net sales and income before other income		101,282,333		—		101,282,333		18,690,274	(1)
Other income, net		—		—		—		1,562,284
Consolidated net sales and operating income	Ps.	101,282,333	Ps.	—	Ps.	101,282,333	Ps.	20,252,558	(2)

(1)	This amount represents income before other income or expense, net.
(2)	This amount represents consolidated operating income.
(3)

In 2018, the Radio operations were previously reported as part of the Other Businesses segment. In 2020, the Radio operations for 2019 and 2018, were classified as disposed operations for comparison purposes.

Accounting Policies

The accounting policies of the segments are the same as those described in the Group’s summary of significant accounting policies (see Note 2). The Group evaluates the performance of its segments and allocates resources to them based on operating income before depreciation and amortization.

Intersegment Revenue

Intersegment revenue consists of revenues derived from each of the segments principal activities as provided to other segments.

The Group accounts for intersegment revenues as if the revenues were from third parties, that is, at current market prices.

Allocation of Corporate Expenses

Non-allocated corporate expenses primarily include share-based compensation expense for certain key officers and employees in connection with the Company’s LTRP, as well as other general expenses that because of their nature and characteristics are not subject to be allocated within the Group’s business segments.

The table below presents segment information about assets, liabilities, and additions to property, plant and equipment as of and for the years ended December 31, 2020, 2019 and 2018:

			Segment		Additions to
	Segment Assets		Liabilities		Property, Plant
	at Year-End		at Year-End		and Equipment
2020:
Continuing operations:
Cable	Ps.	112,478,015	Ps.	22,295,808	Ps.	14,182,848
Sky		26,423,707		10,696,397		5,361,494
Content		80,237,558		27,427,941		479,731
Other Businesses		8,177,183		3,936,289		107,665
Total	Ps.	227,316,463	Ps.	64,356,435	Ps.	20,131,738

2019:
Continuing operations:
Cable	Ps.	105,841,104	Ps.	21,637,395	Ps.	12,995,448
Sky		27,755,967		12,902,845		4,039,020
Content		78,336,679		31,555,070		1,690,805
Other Businesses		10,268,185		4,530,712		383,011
Total	Ps.	222,201,935	Ps.	70,626,022	Ps.	19,108,284

2018:
Continuing operations:
Cable	Ps.	99,678,509	Ps.	21,294,108	Ps.	12,835,918
Sky		30,350,221		13,680,854		4,020,405
Content		83,525,004		39,960,653		1,349,954
Other Businesses		9,753,075		3,564,429		502,214
Total	Ps.	223,306,809	Ps.	78,500,044	Ps.	18,708,491

Segment assets reconcile to total assets as of December 31, 2020 and 2019, as follows:

	2020		2019
Segment assets	Ps.	227,316,463	Ps.	222,201,935
Investments attributable to:
Cable		515,002		567,435
Content (1)		29,096,777		53,264,422
Other Businesses		204,464		196,474
Goodwill attributable to:
Cable		13,794,684		13,794,684
Content		241,973		241,973
Other Businesses		76,969		76,969
Total assets	Ps.	271,246,332	Ps.	290,343,892

(1)	Includes goodwill attributable to equity investments of Ps.359,613 in 2020 and 2019 (see Note 10).

Equity method loss recognized in income for the years ended December 31, 2020, 2019 and 2018 attributable to equity investments in Cable, was Ps. 7,826, Ps.62,329 and Ps.47,024, respectively.

Equity method (loss) gain recognized in income for the years ended December 31, 2020, 2019 and 2018 attributable to equity investments in Content, was Ps.(5,739,833), Ps.642,768 and Ps.564,226, respectively.

Equity method gain recognized in income for the years ended December 31, 2020, 2019 and 2018 attributable to equity investments in Other Businesses, was Ps.7,991, Ps.584 and Ps.15,731, respectively.

Segment liabilities reconcile to total liabilities as of December 31, 2020 and 2019, as follows:

	2020		2019
Segment liabilities	Ps.	64,356,435	Ps.	70,626,022
Debt not allocated to segments		118,950,864		114,092,637
Total liabilities	Ps.	183,307,299	Ps.	184,718,659

Geographical segment information:

					Additions to
			Segment Assets at		Property, Plant and
	Total Net Sales		Year-End		Equipment
2020:
Mexico	Ps.	84,664,293	Ps.	215,395,954	Ps.	19,707,436
Other countries (1)		12,697,341		11,920,509		424,302
	Ps.	97,361,634	Ps.	227,316,463	Ps.	20,131,738
2019:
Mexico	Ps.	88,388,569	Ps.	211,592,987	Ps.	18,804,629
Other countries (1)		13,368,612		10,608,948		303,655
	Ps.	101,757,181	Ps.	222,201,935	Ps.	19,108,284
2018:
Mexico	Ps.	85,011,567	Ps.	216,146,757	Ps.	18,696,116
Other countries (1)		16,270,766		7,160,052		12,375
	Ps.	101,282,333	Ps.	223,306,809	Ps.	18,708,491

(1)	The United States is the largest country from which revenue is derived.

Net sales are attributed to geographical segment based on the location of customers.

Disaggregation of Total Revenues

The table below present total revenues for each reportable segment disaggregated by major service/product lines and primary geographical market for the years ended December 31, 2020, 2019 and 2018:

	Domestic		Export		Abroad		Total
2020:
Cable:
Digital TV Service (a)	Ps.	16,549,458	Ps.	—	Ps.	—	Ps.	16,549,458
Advertising		1,633,201		—		—		1,633,201
Broadband Services (a)		16,540,687		—		—		16,540,687
Telephony (a)		4,382,964		—		—		4,382,964
Other Services		702,023		—		—		702,023
Enterprise Operations		5,245,443		—		313,332		5,558,775

Sky:
DTH Broadcast Satellite TV (a)		19,398,285		—		1,569,999		20,968,284
Advertising		1,112,662		—		—		1,112,662
Pay-Per-View		42,291		—		11,464		53,755

Content:
Advertising		16,180,397		169,362		—		16,349,759
Network Subscription Revenue		4,322,535		1,143,657		—		5,466,192
Licensing and Syndication		1,572,659		9,224,397		—		10,797,056

Other Businesses:
Gaming		959,985		—		—		959,985
Soccer, Sports and Show Business Promotion		1,382,708		146,324		—		1,529,032
Publishing - Magazines		269,768		—		942		270,710
Publishing - Advertising		173,645		—		—		173,645
Publishing Distribution		309,673		—		—		309,673
Feature Film Production and Distribution		915,165		—		117,864		1,033,029
Segment total		91,693,549		10,683,740		2,013,601		104,390,890
Disposed operations: Radio - Advertising (see Note 3)		223,272		—		—		223,272
Intersegment eliminations		(7,252,528)		—		—		(7,252,528)
Consolidated total revenues	Ps.	84,664,293	Ps.	10,683,740	Ps.	2,013,601	Ps.	97,361,634

	Domestic		Export		Abroad		Total
2019:
Cable:
Digital TV Service (a)	Ps.	16,298,079	Ps.	—	Ps.	—	Ps.	16,298,079
Advertising		1,507,831		—		—		1,507,831
Broadband Services (a)		14,544,473		—		—		14,544,473
Telephony (a)		3,658,121		—		—		3,658,121
Other Services		801,937		—		—		801,937
Enterprise Operations		4,626,396		—		265,145		4,891,541

Sky:
DTH Broadcast Satellite TV (a)		18,918,077		—		1,359,079		20,277,156
Advertising		953,634		—		—		953,634
Pay-Per-View		98,539		—		17,749		116,288

Content:
Advertising		19,236,014		223,434		—		19,459,448
Network Subscription Revenue		3,832,716		1,160,459		—		4,993,175
Licensing and Syndication		1,794,636		8,813,275		—		10,607,911

Other Businesses:
Gaming		2,974,284		—		—		2,974,284
Soccer, Sports and Show Business Promotion		1,821,605		1,182,972		—		3,004,577
Publishing - Magazines		393,763		—		18,076		411,839
Publishing - Advertising		246,309		—		23,461		269,770
Publishing Distribution		337,685		—		—		337,685
Feature Film Production and Distribution		890,927		787		310,343		1,202,057
Segment total		92,935,026		11,380,927		1,993,853		106,309,806
Disposed operations: Radio - Advertising (see Note 3)		841,437		—		—		841,437
Intersegment eliminations		(5,387,894)		—		(6,168)		(5,394,062)
Consolidated total revenues	Ps.	88,388,569	Ps.	11,380,927	Ps.	1,987,685	Ps.	101,757,181

	Domestic		Export		Abroad		Total
2018:
Cable:
Digital TV Service (a)	Ps.	14,281,536	Ps.	—	Ps.	—	Ps.	14,281,536
Advertising		1,260,117		—		—		1,260,117
Broadband Services (a)		13,034,172		—		—		13,034,172
Telephony (a)		2,588,767		—		—		2,588,767
Other Services		544,347		—		—		544,347
Telecommunications Networks		4,361,586		—		162,517		4,524,103

Sky:
DTH Broadcast Satellite TV (a)		19,478,307		—		1,374,849		20,853,156
Advertising		968,853		—		—		968,853
Pay-Per-View		152,129		—		28,078		180,207

Content:
Advertising		20,932,533		222,369		—		21,154,902
Network Subscription Revenue		3,500,375		1,313,907		—		4,814,282
Licensing and Syndication		1,437,081		11,817,403		—		13,254,484

Other Businesses:
Gaming		2,676,384		—		—		2,676,384
Soccer, Sports and Show Business Promotion		1,639,073		145,462		—		1,784,535
Publishing - Magazines		550,777		—		104,281		655,058
Publishing - Advertising		482,943		—		181,514		664,457
Publishing Distribution		270,624		—		40,148		310,772
Feature Film Production and Distribution		735,928		3,569		884,786		1,624,283
Segment total		88,895,532		13,502,710		2,776,173		105,174,415
Disposed operations: Radio - Advertising (see Note 3)		920,009		—		—		920,009
Intersegment eliminations		(4,803,974)		—		(8,117)		(4,812,091)
Consolidated total revenues	Ps.	85,011,567	Ps.	13,502,710	Ps.	2,768,056	Ps.	101,282,333

(a)

Digital TV Service revenues include revenue from leasing set-top equipment to subscribers in the Cable segment in the amount of Ps.  5,514,984, Ps.5,289,996 and Ps.4,577,513, for the years ended December 31, 2020, 2019 and 2018, respectively. DTH Broadcast Satellite TV revenues include revenue from leasing set-top equipment to subscribers in the Sky segment in the amount of Ps.9,212,317, Ps.9,232,152 and Ps.9,971,318, for the years ended December 31, 2020, 2019 and 2018, respectively. Revenue from leasing set-top equipment to subscribers is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property, plant and equipment and is leased to subscribers through operating lease contracts.

Net sales from external customers for the years ended December 31, 2020, 2019 and 2018 are presented by sale source, as follows:

	2020		2019		2018
Services	Ps.	71,745,105	Ps.	75,988,820	Ps.	72,737,313
Royalties		9,907,313		10,005,977		12,600,061
Goods		805,690		932,198		1,163,836
Leases (1)		14,903,526		14,830,186		14,781,123
Total	Ps.	97,361,634	Ps.	101,757,181	Ps.	101,282,333

(1)

This line includes primarily revenue from leasing set-top equipment to subscribers in the Cable and Sky segments, which is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property and equipment and is leased to subscribers through operating lease contracts.